VGOF‑P31 08/24

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON PARTNERS INCOME TRUST
LEGG MASON PARTNERS INVESTMENT TRUST
WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED AUGUST 2, 2024 TO THE
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULES A and B

Effective August 2, 2024, all references to “fund(s) distributed through Franklin Distributors, LLC” in the Summary Prospectus of each fund listed in Schedule A and all references to “fund(s) sold by the Distributor” in the Prospectus and SAI of each fund listed in Schedules A and B, for the avoidance of doubt, do not include any series of Putnam Investments Funds.
SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2024
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 31, 2024
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2024
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2024
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2024
BrandywineGLOBAL – Small Cap Value Fund	May 1, 2024
ClearBridge Global Infrastructure Income Fund	January 31, 2024
ClearBridge International Growth Fund	March 1, 2024
ClearBridge Small Cap Fund	March 1, 2024
ClearBridge Value Fund	March 1, 2024
Franklin International Equity Fund	January 31, 2024
Franklin U.S. Small Cap Equity Fund	May 1, 2024
Martin Currie Emerging Markets Fund	January 31, 2024

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	July 1, 2024
Western Asset Corporate Bond Fund	May 1, 2024
Western Asset Income Fund	December 1, 2023
Western Asset Intermediate Maturity California Municipals Fund	April 1, 2024
Western Asset Intermediate Maturity New York Municipals Fund	April 1, 2024
Western Asset Intermediate-Term Municipals Fund	August 1, 2024
Western Asset Managed Municipals Fund	July 1, 2024
Western Asset Massachusetts Municipals Fund	April 1, 2024
Western Asset Mortgage Total Return Fund	May 1, 2024
Western Asset Municipal High Income Fund	December 1, 2023
Western Asset New Jersey Municipals Fund	August 1, 2024
Western Asset New York Municipals Fund	August 1, 2024
Western Asset Oregon Municipals Fund	August 30, 2023
Western Asset Pennsylvania Municipals Fund	August 1, 2024
Western Asset Short Duration High Income Fund	December 1, 2023
Western Asset Short Duration Municipal Income Fund	July 1, 2024
Western Asset Short-Term Bond Fund	May 1, 2024

Fund	Date of Summary Prospectus, Prospectus and SAI

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2024
BrandywineGLOBAL – High Yield Fund	May 1, 2024
ClearBridge All Cap Value Fund	January 31, 2024
ClearBridge Appreciation Fund	March 1, 2024
ClearBridge Dividend Strategy Fund	May 1, 2024
ClearBridge Growth Fund	December 29, 2023
ClearBridge International Value Fund	March 1, 2024
ClearBridge Large Cap Growth Fund	April 1, 2024
ClearBridge Large Cap Value Fund	March 1, 2024
ClearBridge Mid Cap Fund	March 1, 2024
ClearBridge Mid Cap Growth Fund	March 1, 2024
ClearBridge Select Fund	March 1, 2024
ClearBridge Small Cap Growth Fund	March 1, 2024
ClearBridge Small Cap Value Fund	January 31, 2024
ClearBridge Sustainability Leaders Fund	March 1, 2024
ClearBridge Tactical Dividend Income Fund	March 1, 2024
Franklin Global Equity Fund	March 1, 2024
Franklin Multi-Asset Conservative Growth Fund	June 1, 2024
Franklin Multi-Asset Defensive Growth Fund	June 1, 2024
Franklin Multi-Asset Growth Fund	June 1, 2024
Franklin Multi-Asset Moderate Growth Fund	June 1, 2024
Franklin U.S. Large Cap Equity Fund	April 1, 2024

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2024
Western Asset Core Plus Bond Fund	May 1, 2024
Western Asset High Yield Fund	September 29, 2023
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2024
Western Asset Intermediate Bond Fund	September 29, 2023
Western Asset Macro Opportunities Fund	March 1, 2024
Western Asset Total Return Unconstrained Fund	September 29, 2023
SCHEDULE B

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Ultra-Short Income Fund	September 29, 2023

LEGG MASON PARTNERS INVESTMENT TRUST

Franklin S&P 500 Index Fund	January 31, 2024
Please retain this supplement for future reference.

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